Summary of Significant Accounting Policies (Details)	Dec. 31, 2021
Loans receivable | Over 180 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Percentage of unsecured loan past due	100.00%
Acquired non-performing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loss rate of unsecured loans	100.00%